Finance Charges	12 Months Ended
Dec. 31, 2021
Finance Costs [Abstract]
Finance Charges
NOTE 11.
FINANCE CHARGES

	2021	2020
Interest:
Long-term debt	$78,921	$98,555
Lease obligations	2,764	3,217
Other	80	232
Income	(210)	(739)
Amortization of debt issue costs	9,876	6,203
Finance charges	$91,431	$107,468